Events after the Reporting Period (Details) $ in Thousands, $ in Thousands					12 Months Ended
	Apr. 29, 2025 $ / EquityInstruments	Apr. 03, 2025 MXN ($)	Mar. 18, 2025 USD ($) $ / $	Feb. 20, 2025 $ / EquityInstruments	Dec. 31, 2023 USD ($)	Mar. 18, 2025 MXN ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Aug. 31, 2023 USD ($)	Mar. 31, 2023	Feb. 28, 2023
Events after the reporting period
Borrowing interest rate (as a percent)											0.85%	0.85%
Notional amount							$ 3,657,968	$ 104,214,190		$ 300,000
Designated as hedging instruments
Events after the reporting period
Notional amount					$ 2,539,500		$ 2,108,700	$ 44,005,755	$ 43,000,795
6.625% Senior Notes due 2025
Events after the reporting period
Notional amount										$ 47,000
8.165 % Senior Notes due 2025
Events after the reporting period
Borrowing interest rate (as a percent)		8.165%
Notional amount		$ 2,650,000
Number of days interest is payable		1 day
Base rate		TIIE
Basis points		0.0109%
Fixed interest rate | 8.165 % Senior Notes due 2025
Events after the reporting period
Notional amount		$ 1,325,000
Spun-off Businesses
Events after the reporting period
Percentage of net assets consolidated equity					4.50%				4.50%
Spun-off Businesses | Other Businesses
Events after the reporting period
Percentage of total segment revenues					8.30%
Percentage of total segment income					4.70%
Debt repayment | Designated as hedging instruments
Events after the reporting period
Exchange rate | $ / $			17.8028
Debt repayment | 6.625% Senior Notes due 2025
Events after the reporting period
Borrowing interest rate (as a percent)			6.625%			6.625%
Aggregate amount			$ 226,700			$ 4,036,014
Notional amount			$ 219,400			$ 3,906,655
Dividend declaration
Events after the reporting period
Proposed dividend | $ / EquityInstruments	0.35
Payments of dividends declared	0.002991452991
Dividend declaration | CPOs
Events after the reporting period
Proposed dividend | $ / EquityInstruments				0.35